Investment Strategy	Mar. 05, 2025
GraniteShares 2x Long IONQ Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange traded fund that attempts to replicate 2 times (200%) daily percentage change of the Underlying Stock by entering financial instruments such as swaps and options on the Underlying Stock as well as directly purchasing the Underlying Stock. At the end of each trading day, the notional exposure against the Underlying Stock obtained through the combination of these instruments will be approximately 200% of the Fund’s net asset value. The Fund aims to generate 2 times the daily performance of the Underlying Stock for a single day. A “single day” is defined as being calculated “from the close of regular trading on one trading day to the close on the next trading day.”

The Fund will aim to primarily obtain its notional exposure against the Underlying Stock through swap agreements. In case the Fund faces restriction in increasing its swap notional exposure, it may use option contracts on the Underlying Stock or buy the Underlying Stock directly.

Swaps:

The Fund may enter into one or more swap agreements with major financial institutions for a specified period ranging from a day to more than one year whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the Underlying Stock. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the Underlying Stock.

The Fund is expected to post between 30% and 45% of its assets as collateral under the swap agreements.

The Fund expects to use Cowen Financial Products LLC as its initial swap counterparty. Cowen Financial Products LLC is a conditionally registered swap dealer and is required to file certain reports from time to time with the Securities and Exchange Commission. Cowen Financial Products LLC is an indirect subsidiary of Toronto Dominion Bank, a Canadian company whose shares are listed for trade on the New York Stock Exchange (NYSE) under the symbol “TD.” Debts of Cowen Financial Products LLC as it may relate to the Fund are not guaranteed by its parent company.

Options:

Depending on market conditions, market liquidity and operational constraints, the Fund may either buy deep in-the-money call option contracts, or simultaneously buy an at-the-money call option contract and sell an at-the-money put option contract (a strategy generally referred to as synthetic forward). All option contracts bought and sold will be against the Underlying Stock. The Fund will pay the premium for each call option contract bought and receive the premium for each put option sold. The Fund’s participation in potential changes in the price of the Underlying Stock is based on the price of the Underlying Stock at the time the Fund buys the call or sells the put option contracts, the strike price of the call (put) option contract and the Underlying Stock price at the time of the contract’s expiration. The maturity of the option contract bought and sold may vary from 1-week to 1-month.

As part of the Fund’s strategy, the Fund may buy a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts that are based on the value of the price returns of the Underlying Stock. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Stock) the option at a specified exercise price.

An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration. The Fund may use either European or American style options.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties.

The Fund has adopted a policy to have at least 80% of its investment exposure to financial instruments with economic characteristics that should have 2 times the performance of the Underlying Stock.

Due to the Fund’s investment exposure to the Underlying Stock, the Fund’s investment exposure is concentrated in the electronic data processing (EDP) industry.

IonQ, Inc. is engaged in quantum computing that delivers high-performance systems capable of solving commercial and research use cases. The company makes access to its quantum computers through cloud platforms, such as Amazon Web Services (AWS) Amazon Braket, Microsoft’s Azure Quantum, and Google’s Cloud Marketplace, as well as through its cloud service. It also provides contracts associated with the design, development, and construction of specialized quantum computing hardware systems; maintenance and support services; and consulting services related to co-developing algorithms on quantum computing systems. IonQ, Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Block, Inc. pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 333-275444 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding IonQ, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Stock over the same period. The Fund will lose money if the Underlying Stock’s performance is flat over time, and as a result of daily rebalancing, the Underlying Stock volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Stock’s performance increases over a period longer than a single day.

THE FUND, THE GRANITESHARES ETF TRUST, AND GRANITESHARES ADVISORS LLC ARE NOT AFFILIATED WITH THE UNDERLYING STOCK.

This prospectus relates only to the Fund shares offered hereby and is not a prospectus for the common stock or other securities of Block, Inc. The common stock of Block, Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Block, Inc. pursuant to the Exchange Act can be located at the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Block, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

GraniteShares 2x Long XYZ Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange traded fund that attempts to replicate 2 times (200%) daily percentage change of the Underlying Stock by entering financial instruments such as swaps and options on the Underlying Stock as well as directly purchasing the Underlying Stock. At the end of each trading day, the notional exposure against the Underlying Stock obtained through the combination of these instruments will be approximately 200% of the Fund’s net asset value. The Fund aims to generate 2 times the daily performance of the Underlying Stock for a single day. A “single day” is defined as being calculated “from the close of regular trading on one trading day to the close on the next trading day.”

The Fund will aim to primarily obtain its notional exposure against the Underlying Stock through swap agreements. In case the Fund faces restriction in increasing its swap notional exposure, it may use option contracts on the Underlying Stock or buy the Underlying Stock directly.

Swaps:

The Fund may enter into one or more swap agreements with major financial institutions for a specified period ranging from a day to more than one year whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the Underlying Stock. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the Underlying Stock.

The Fund is expected to post between 30% and 45% of its assets as collateral under the swap agreements.

The Fund expects to use Cowen Financial Products LLC as its initial swap counterparty. Cowen Financial Products LLC is a conditionally registered swap dealer and is required to file certain reports from time to time with the Securities and Exchange Commission. Cowen Financial Products LLC is an indirect subsidiary of Toronto Dominion Bank, a Canadian company whose shares are listed for trade on the New York Stock Exchange (NYSE) under the symbol “TD.” Debts of Cowen Financial Products LLC as it may relate to the Fund are not guaranteed by its parent company.

Options:

Depending on market conditions, market liquidity and operational constraints, the Fund may either buy deep in-the-money call option contracts, or simultaneously buy an at-the-money call option contract and sell an at-the-money put option contract (a strategy generally referred to as synthetic forward). All option contracts bought and sold will be against the Underlying Stock. The Fund will pay the premium for each call option contract bought and receive the premium for each put option sold. The Fund’s participation in potential changes in the price of the Underlying Stock is based on the price of the Underlying Stock at the time the Fund buys the call or sells the put option contracts, the strike price of the call (put) option contract and the Underlying Stock price at the time of the contract’s expiration. The maturity of the option contract bought and sold may vary from 1-week to 1-month.

As part of the Fund’s strategy, the Fund may buy a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts that are based on the value of the price returns of the Underlying Stock. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Stock) the option at a specified exercise price.

An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration. The Fund may use either European or American style options.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties.

The Fund has adopted a policy to have at least 80% of its investment exposure to financial instruments with economic characteristics that should have 2 times the performance of the Underlying Stock.

Due to the Fund’s investment exposure to the Underlying Stock, the Fund’s investment exposure is concentrated in the computer software industry as well as in the financial services industry.

Block, Inc. together with its subsidiaries, builds ecosystems focused on commerce and financial products and services in the United States and internationally. Block, Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Block, Inc. pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-37622 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Block, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Stock over the same period. The Fund will lose money if the Underlying Stock’s performance is flat over time, and as a result of daily rebalancing, the Underlying Stock volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Stock’s performance increases over a period longer than a single day.

THE FUND, THE GRANITESHARES ETF TRUST, AND GRANITESHARES ADVISORS LLC ARE NOT AFFILIATED WITH THE UNDERLYING STOCK.

This prospectus relates only to the Fund shares offered hereby and is not a prospectus for the common stock or other securities of Block, Inc. The common stock of Block, Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Block, Inc. pursuant to the Exchange Act can be located at the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Block, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

GraniteShares 2x Long MARA Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange traded fund that attempts to replicate 2 times (200%) the daily percentage change the Underlying Stock by entering into financial instruments such as swaps and options Underlying Stock as well as directly purchasing the Underlying Stock. At the end of each trading day, the notional exposure against the Underlying Stock obtained through the combination of these instruments will be approximately 200% of the Fund’s net asset value. The Fund aims to generate 2 times the daily performance of the Underlying Stock for a single day. A “single day” is defined as being calculated “from the close of regular trading on one trading day to the close on the next trading day.”

The Fund will aim to primarily obtain its notional exposure against the Underlying Stock through swap agreements. In case the Fund faces restriction in increasing its swap notional exposure, it may use option contracts on the Underlying Stock or buy the Underlying Stock directly.

Swaps:

The Fund may enter into one or more swap agreements with major financial institutions for a specified period ranging from a day to more than one year whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the Underlying Stock. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the Underlying Stock.

The Fund is expected to post between 30% and 45% of its assets as collateral under the swap agreements.

The Fund expects to use Cowen Financial Products LLC as its initial swap counterparty. Cowen Financial Products LLC is a conditionally registered swap dealer and is required to file certain reports from time to time with the Securities and Exchange Commission. Cowen Financial Products LLC is an indirect subsidiary of Toronto Dominion Bank, a Canadian company whose shares are listed for trade on the New York Stock Exchange (NYSE) under the symbol “TD.” Debts of Cowen Financial Products LLC as it may relate to the Fund are not guaranteed by its parent company.

Options:

Depending on market conditions, market liquidity and operational constraints, the Fund may either buy deep in-the-money call option contracts, or simultaneously buy an at-the-money call option contract and sell an at-the-money put option contract (a strategy generally referred to as synthetic forward). All option contracts bought and sold will be against the Underlying Stock. The Fund will pay the premium for each call option contract bought and receive the premium for each put option sold. The Fund’s participation in potential changes in the price of the Underlying Stock is based on the price of the Underlying Stock at the time the Fund buys the call and sells the put option contracts, the strike price of the call (put) option contract and the Underlying Stock price at the time of the contract’s expiration. The maturity of the option contract bought and sold may vary from 1-week to 1-month.

As part of the Fund’s strategy, the Fund may buy a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts that are based on the value of the price returns of the Underlying Stock. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Stock) the option at a specified exercise price.

An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration. The Fund may use either European or American style options.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties.

The Fund has adopted a policy to have at least 80% of its investment exposure to financial instruments with economic characteristics that should have 2 times the performance of the Underlying Stock.

Due to the Fund’s investment exposure to the Underlying Stock, the Fund’s investment exposure is concentrated in the electronic data processing (EDP) industry.

MARA Holdings Inc. is a digital asset compute technology which engages in mining cryptocurrencies, with a focus on the blockchain ecosystem and the generation of digital assets. MARA Holdings Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by MARA Holdings Inc. pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 333-277498 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding MARA Holdings Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Stock over the same period. The Fund will lose money if the Underlying Stock’s performance is flat over time, and as a result of daily rebalancing, the Underlying Stock volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Stock’s performance increases over a period longer than a single day.

Additional Information on Bitcoin

Bitcoin is a digital asset that is created and transmitted through the operations of the online, peer-to-peer Bitcoin network, a decentralized network of computers that operates on cryptographic protocols. The ownership of bitcoin is determined by participants in the Bitcoin network. The Bitcoin network connects computers that run publicly accessible, or “open source,” software that follows the rules and procedures governing the Bitcoin network. This is commonly referred to as the Bitcoin Protocol. Bitcoin, the asset, plays a key role in the operation of the Bitcoin network, as the computers (or “miners”) that process transactions on the network and maintain the network’s security are compensated through the issuance of new bitcoin and through transaction fees paid by users in bitcoin.

No single entity owns or operates the Bitcoin network. Bitcoin is not issued by any government, by banks or similar organizations. The infrastructure of the Bitcoin network is collectively maintained by a decentralized user base. The Bitcoin network is accessed through software, and software governs the creation, movement, and ownership of “bitcoin,” the unit of account on the Bitcoin network ledger. The value of bitcoin is determined, in part, by the supply of, and demand for, bitcoin in the global markets for trading bitcoin, market expectations for the adoption of bitcoin as a decentralized store of value, the number of merchants and/or institutions that accept bitcoin as a form of payment and the volume of private end-user-to-end-user transactions.

Bitcoin transaction and ownership records are reflected on the “Bitcoin blockchain,” which is a digital public record or ledger. Copies of this ledger are stored in a decentralized manner on the computers of each Bitcoin network node (a node is any user who maintains on their computer a full copy of all the bitcoin transaction records, the blockchain, as well as related software). Transaction data is permanently recorded in files called “blocks,” which reflect transactions that have been recorded and authenticated by Bitcoin network participants. The Bitcoin network software source code includes protocols that govern the creation of new bitcoin and the cryptographic system that secures and verifies bitcoin transactions.

THE FUND, THE GRANITESHARES ETF TRUST, AND GRANITESHARES ADVISORS LLC ARE NOT AFFILIATED WITH THE UNDERLYING STOCK.

This prospectus relates only to the Fund shares offered hereby and is not a prospectus for the common stock or other securities of MARA Holdings Inc. The common stock of MARA Holdings Inc. (MARA) is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by MARA Holdings Inc. pursuant to the Exchange Act can be located at the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding MARA Holdings Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

GraniteShares 2x Short MSTR Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange traded fund that attempts to replicate 2x the inverse (-200%) daily percentage change of the Underlying Stock by entering into financial instruments such as swaps and options on the Underlying Stock. At the end of each trading day, the notional exposure against the Underlying Stock obtained through the combination of these instruments will be approximately -200% of the Fund’s net asset value. The Fund aims to generate the inverse daily performance of the Underlying Stock for a single day. A “single day” is defined as being calculated “from the close of regular trading on one trading day to the close on the next trading day.”

The Fund will aim to primarily obtain its notional exposure against the Underlying Stock through swap agreements. In case the Fund faces restriction in increasing its swap notional exposure, it may use option contracts on the Underlying Stock.

Swaps:

The Fund may enter into one or more swap agreements with major financial institutions for a specified period ranging from a day to more than one year whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the Underlying Stock. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the Underlying Stock.

The Fund is expected to post between 30% and 45% of its assets as collateral under the swap agreements.

The Fund expects to use Cowen Financial Products LLC as its initial swap counterparty. Cowen Financial Products LLC is a conditionally registered swap dealer and is required to file certain reports from time to time with the Securities and Exchange Commission. Cowen Financial Products LLC is an indirect subsidiary of Toronto Dominion Bank, a Canadian company whose shares are listed for trade on the New York Stock Exchange (NYSE) under the symbol “TD.” Debts of Cowen Financial Products LLC as it may relate to the Fund are not guaranteed by its parent company.

Options:

Depending on market conditions, market liquidity and operational constraints, the Fund may either buy deep in-the-money put option contracts, or simultaneously buy an at-the-money put option contract and sell an at-the-money call option contract (a strategy generally referred to as synthetic forward). All option contracts bought and sold will be against the Underlying Stock. The Fund will pay the premium for each put option contract bought and receive the premium for each call option sold. The Fund’s participation in potential changes in the price of the Underlying Stock is based on the price of the Underlying Stock at the time the Fund buys the put and sells call option contracts, the strike price of the call (put) option contract and the Underlying Stock price at the time of the contract’s expiration. The maturity of the option contract bought and sold may vary from 1-week to 1-month.

As part of the Fund’s strategy, the Fund may buy a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts that are based on the value of the price returns of the Underlying Stock. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Stock) the option at a specified exercise price.

An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration. The Fund may use either European or American style options.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties.

The Fund has adopted a policy to have at least 80% of its investment exposure to financial instruments with economic characteristics that should have the inverse performance of the Underlying Stock.

Due to the Fund’s investment exposure to the Underlying Stock, the Fund’s investment exposure is concentrated in the software and information technology industry and carries risks associated to bitcoin.

MicroStrategy Inc is a bitcoin development company. It is engaged in the development of the bitcoin network through its activities in the financial markets and technology. It designs, develops, markets and sales its software platform through licensing arrangements and cloud subscriptions and related services. As a bitcoin development company, MicroStrategy’s bitcoin strategy includes acquiring bitcoin using cash flows from operations and proceeds from equity and debt financings, developing product innovations that leverage bitcoin blockchain technology and periodically engaging in advocacy and educational activities regarding the acceptance and value of Bitcoin as an open and secure protocol for digital assets and to be a lightning network. As of June 30, 2024, bitcoin represented approximately 81% of MicroStrategy’s total assets. MicroStrategy develops “layer-2” solutions which refers to any off-chain network, system, or technology built on top of a blockchain refers to any off-chain network, system, or technology built on top of a blockchain. While layer-2 may offer faster processing, such solutions is subject to a higher level of centralization which may result in a lower level of security. MicroStrategy Inc is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by MSTR pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 000-24435 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding MSTR may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from -200% of the return of the Underlying Stock over the same period. The Fund will lose money if the Underlying Stock’s performance is flat over time, and as a result of daily rebalancing, the Underlying Stock volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Stock’s performance decreases over a period longer than a single day.

THE FUND, THE GRANITESHARES ETF TRUST, AND GRANITESHARES ADVISORS LLC ARE NOT AFFILIATED WITH THE UNDERLYING STOCK.

This prospectus relates only to the Fund shares offered hereby and is not a prospectus for the common stock or other securities of MicroStrategy Inc. The common stock of MicroStrategy Inc. (MSTR) is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by MicroStrategy Inc. pursuant to the Exchange Act can be located at the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding MicroStrategy Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

Additional Information on Bitcoin

Bitcoin is a digital asset that is created and transmitted through the operations of the online, peer-to-peer Bitcoin network, a decentralized network of computers that operates on cryptographic protocols. The ownership of bitcoin is determined by participants in the Bitcoin network. The Bitcoin network connects computers that run publicly accessible, or “open source,” software that follows the rules and procedures governing the Bitcoin network. This is commonly referred to as the Bitcoin Protocol. Bitcoin, the asset, plays a key role in the operation of the Bitcoin network, as the computers (or “miners”) that process transactions on the network and maintain the network’s security are compensated through the issuance of new bitcoin and through transaction fees paid by users in bitcoin.

No single entity owns or operates the Bitcoin network. Bitcoin is not issued by any government, by banks or similar organizations. The infrastructure of the Bitcoin network is collectively maintained by a decentralized user base. The Bitcoin network is accessed through software, and software governs the creation, movement, and ownership of “bitcoin,” the unit of account on the Bitcoin network ledger. The value of bitcoin is determined, in part, by the supply of, and demand for, bitcoin in the global markets for trading bitcoin, market expectations for the adoption of bitcoin as a decentralized store of value, the number of merchants and/or institutions that accept bitcoin as a form of payment and the volume of private end-user-to-end-user transactions.

Bitcoin transaction and ownership records are reflected on the “Bitcoin blockchain,” which is a digital public record or ledger. Copies of this ledger are stored in a decentralized manner on the computers of each Bitcoin network node (a node is any user who maintains on their computer a full copy of all the bitcoin transaction records, the blockchain, as well as related software). Transaction data is permanently recorded in files called “blocks,” which reflect transactions that have been recorded and authenticated by Bitcoin network participants. The Bitcoin network software source code includes protocols that govern the creation of new bitcoin and the cryptographic system that secures and verifies bitcoin transactions.

GraniteShares 2x Long MRVL Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange traded fund that attempts to replicate 2 times (200%) the daily percentage change the Underlying Stock by entering into financial instruments such as swaps and options Underlying Stock as well as directly purchasing the Underlying Stock. At the end of each trading day, the notional exposure against the Underlying Stock obtained through the combination of these instruments will be approximately 200% of the Fund’s net asset value. The Fund aims to generate 2 times the daily performance of the Underlying Stock for a single day. A “single day” is defined as being calculated “from the close of regular trading on one trading day to the close on the next trading day.”

The Fund will aim to primarily obtain its notional exposure against the Underlying Stock through swap agreements. In case the Fund faces restriction in increasing its swap notional exposure, it may use option contracts on the Underlying Stock or buy the Underlying Stock directly.

Swaps:

The Fund may enter into one or more swap agreements with major financial institutions for a specified period ranging from a day to more than one year whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the Underlying Stock. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the Underlying Stock.

The Fund is expected to post between 30% and 45% of its assets as collateral under the swap agreements.

The Fund expects to use Cowen Financial Products LLC as its initial swap counterparty. Cowen Financial Products LLC is a conditionally registered swap dealer and is required to file certain reports from time to time with the Securities and Exchange Commission. Cowen Financial Products LLC is an indirect subsidiary of Toronto Dominion Bank, a Canadian company whose shares are listed for trade on the New York Stock Exchange (NYSE) under the symbol “TD.” Debts of Cowen Financial Products LLC as it may relate to the Fund are not guaranteed by its parent company.

Options:

Depending on market conditions, market liquidity and operational constraints, the Fund may either buy deep in-the-money call option contracts, or simultaneously buy an at-the-money call option contract and sell an at-the-money put option contract (a strategy generally referred to as synthetic forward). All option contracts bought and sold will be against the Underlying Stock. The Fund will pay the premium for each call option contract bought and receive the premium for each put option sold. The Fund’s participation in potential changes in the price of the Underlying Stock is based on the price of the Underlying Stock at the time the Fund buys the call and sells the put option contracts, the strike price of the call (put) option contract and the Underlying Stock price at the time of the contract’s expiration. The maturity of the option contract bought and sold may vary from 1-week to 1-month.

As part of the Fund’s strategy, the Fund may buy a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts that are based on the value of the price returns of the Underlying Stock. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Stock) the option at a specified exercise price.

An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration. The Fund may use either European or American style options.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties.

The Fund has adopted a policy to have at least 80% of its investment exposure to financial instruments with economic characteristics that should have 2 times the performance of the Underlying Stock.

Due to the Fund’s investment exposure to the Underlying Stock, the Fund’s investment exposure is concentrated in the semi-conductor industry.

Marvell Technology, Inc. is a leading fabless chipmaker focused on networking and storage applications. Marvell Technology, Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Marvell Technology, Inc. pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 333-259141 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Marvell Technology, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Stock over the same period. The Fund will lose money if the Underlying Stock’s performance is flat over time, and as a result of daily rebalancing, the Underlying Stock volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Stock’s performance increases over a period longer than a single day.

THE FUND, THE GRANITESHARES ETF TRUST, AND GRANITESHARES ADVISORS LLC ARE NOT AFFILIATED WITH THE UNDERLYING STOCK.

This prospectus relates only to the Fund shares offered hereby and is not a prospectus for the common stock or other securities of Marvell Technology, Inc. The common stock of Marvell Technology, Inc. (MRVL) is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Marvell Technology, Inc. pursuant to the Exchange Act can be located at the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Marvell Technology, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

GraniteShares 2x Long PDD Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange traded fund that attempts to replicate 2 times (200%) the daily percentage change of the Underlying Stock by entering into financial instruments such as swaps and options on the Underlying Stock as well as directly purchasing the Underlying Stock. At the end of each trading day, the notional exposure against the Underlying Stock obtained through the combination of these instruments will be approximately 200% of the Fund’s net asset value. The Fund aims to generate 2 times the daily performance of the Underlying Stock for a single day. A “single day” is defined as being calculated “from the close of regular trading on one trading day to the close on the next trading day.”

The Fund will aim to primarily obtain its notional exposure against the Underlying Stock through swap agreements. In case the Fund faces restriction in increasing its swap notional exposure, it may use option contracts on the Underlying Stock or buy the Underlying Stock directly.

Swaps:

The Fund may enter into one or more swap agreements with major financial institutions for a specified period ranging from a day to more than one year whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the Underlying Stock. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the Underlying Stock.

The Fund is expected to post between 30% and 45% of its assets as collateral under the swap agreements.

The Fund expects to use Cowen Financial Products LLC as its initial swap counterparty. Cowen Financial Products LLC is a conditionally registered swap dealer and is required to file certain reports from time to time with the Securities and Exchange Commission. Cowen Financial Products LLC is an indirect subsidiary of Toronto Dominion Bank, a Canadian company whose shares are listed for trade on the New York Stock Exchange (NYSE) under the symbol “TD.” Debts of Cowen Financial Products LLC as it may relate to the Fund are not guaranteed by its parent company.

Options:

Depending on market conditions, market liquidity and operational constraints, the Fund may either buy deep in-the-money call option contracts, or simultaneously buy an at-the-money call option contract and sell an at-the-money put option contract (a strategy generally referred to as synthetic forward). All option contracts bought and sold will be against the Underlying Stock. The Fund will pay the premium for each call option contract bought and receive the premium for each put option sold. The Fund’s participation in potential changes in the price of the Underlying Stock is based on the price of the Underlying Stock at the time the Fund buys the call and sells the put option contracts, the strike price of the call (put) option contract and the Underlying Stock price at the time of the contract’s expiration.

As part of the Fund’s strategy, the Fund may buy a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts that are based on the value of the price returns of the Underlying Stock. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Stock) the option at a specified exercise price.

An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration. The Fund may use either European or American style options.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties.

The Fund has adopted a policy to have at least 80% of its investment exposure to financial instruments with economic characteristics that should have 2 times the performance of the Underlying Stock.

Due to the Fund’s investment exposure to the Underlying Stock, the Fund’s investment exposure is concentrated in the business services industry.

PDD Holdings Inc. is a multinational commerce company that owns and operates a portfolio of businesses. PDD Holdings Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by PDD Holdings Inc. pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-38591 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding PDD Holdings Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Stock over the same period. The Fund will lose money if the Underlying Stock’s performance is flat over time, and as a result of daily rebalancing, the Underlying Stock volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Stock’s performance increases over a period longer than a single day.

THE FUND, THE GRANITESHARES ETF TRUST, AND GRANITESHARES ADVISORS LLC ARE NOT AFFILIATED WITH THE UNDERLYING STOCK.

This prospectus relates only to the Fund shares offered hereby and does not relate to the shares of or other securities of PDD Holdings Inc. The Fund has derived all disclosures contained in this document regarding PDD Holdings Inc. from the publicly available documents. The Fund references the Underlying Stock which is an ADR. ADRs provide U.S. investors access to foreign stocks on domestic exchanges but can exhibit pricing differences compared to the underlying foreign stocks. These differences stem from factors such as currency fluctuations, market dynamics, liquidity variances, and tax implications. Additionally, corporate actions and ADR fees and expenses can contribute to disparities in pricing between ADRs and the foreign stocks they represent. PDD Holdings Inc. is registered as a foreign private issuer under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC related to PDD Holdings Inc. pursuant to the Exchange Act can be located by reference to the SEC file number 001-38591 through the SEC’s website at www.sec.gov. In addition, information regarding PDD Holdings Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

GraniteShares 2x Long RDDT Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange traded fund that attempts to replicate 2x (200%) the daily percentage change of the Underlying Stock by entering into financial instruments such as swaps and options on the Underlying Stock as well as directly purchasing the Underlying Stock. At the end of each trading day, the notional exposure against the Underlying Stock obtained through the combination of these instruments will be approximately 200% of the Fund’s net asset value. The Fund aims to generate 2 times the daily performance of the Underlying Stock for a single day. A “single day” is defined as being calculated “from the close of regular trading on one trading day to the close on the next trading day.”

The Fund will aim to primarily obtain its notional exposure against the Underlying Stock through swap agreements. In case the Fund faces restriction in increasing its swap notional exposure, it may use option contracts on the Underlying Stock or buy the Underlying Stock directly.

Swaps:

The Fund may enter into one or more swap agreements with major financial institutions for a specified period ranging from a day to more than one year whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the Underlying Stock. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the Underlying Stock.

The Fund is expected to post between 30% and 45% of its assets as collateral under the swap agreements.

The Fund expects to use Cowen Financial Products LLC as its initial swap counterparty. Cowen Financial Products LLC is a conditionally registered swap dealer and is required to file certain reports from time to time with the Securities and Exchange Commission. Cowen Financial Products LLC is an indirect subsidiary of Toronto Dominion Bank, a Canadian company whose shares are listed for trade on the New York Stock Exchange (NYSE) under the symbol “TD.” Debts of Cowen Financial Products LLC as it may relate to the Fund are not guaranteed by its parent company.

Options:

Depending on market conditions, market liquidity and operational constraints, the he Fund may either buy deep in-the-money call option contracts, or simultaneously buy an at-the-money call option contract and sell an at-the-money put option contract (a strategy generally referred to as synthetic forward). All option contracts bought and sold will be against the Underlying Stock. The Fund will pay the premium for each call option contract bought and receive the premium for each put option sold. The Fund’s participation in potential changes in the price of the Underlying Stock is based on the price of the Underlying Stock at the time the Fund buys the call and sells the put option contracts, the strike price of the call (put) option contract and the Underlying Stock price at the time of the contract’s expiration. The maturity of the option contract bought and sold may vary from 1-week to 1-month.

As part of the Fund’s strategy, the Fund may buy a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts that are based on the value of the price returns of the Underlying Stock. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Stock) the option at a specified exercise price.

An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration. The Fund may use either European or American style options.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties.

The Fund has adopted a policy to have at least 80% of its investment exposure to financial instruments with economic characteristics that should have 2 times the performance of the Underlying Stock.

Due to the Fund’s investment exposure to the Underlying Stock, the Fund’s investment exposure is concentrated in the electronic data processing (EDP) industry.

Reddit, Inc. operates a social platform, Reddit. It operates mobile applications and a website that allows users to form communities and create and share content. Reddit, Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Reddit, Inc. pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 333-277256 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Reddit, Inc may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Stock over the same period. The Fund will lose money if the Underlying Stock’s performance is flat over time, and as a result of daily rebalancing, the Underlying Stock volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Stock’s performance increases over a period longer than a single day.

THE FUND, THE GRANITESHARES ETF TRUST, AND GRANITESHARES ADVISORS LLC ARE NOT AFFILIATED WITH THE UNDERLYING STOCK.

This prospectus relates only to the Fund shares offered hereby and is not a prospectus for the common stock or other securities of Reddit Inc. The common stock of Reddit Inc. (RDDT) is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Reddit Inc. pursuant to the Exchange Act can be located at the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Reddit Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

GraniteShares 2x Long RIOT Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange traded fund that attempts to replicate 2 times (200%) the daily percentage change of the Underlying Stock by entering into financial instruments such as swaps and options on the Underlying Stock as well as directly purchasing the Underlying Stock. At the end of each trading day, the notional exposure against the Underlying Stock obtained through the combination of these instruments will be approximately 200% of the Fund’s net asset value. The Fund aims to generate the leverage daily performance of the Underlying Stock for a single day. A “single day” is defined as being calculated “from the close of regular trading on one trading day to the close on the next trading day.”

The Fund will aim to primarily obtain its notional exposure against the Underlying Stock through swap agreements. In case the Fund faces restriction in increasing its swap notional exposure, it may use option contracts on the Underlying Stock or buy the Underlying Stock directly.

Swaps:

The Fund may enter into one or more swap agreements with major financial institutions for a specified period ranging from a day to more than one year whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the Underlying Stock. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the Underlying Stock.

The Fund is expected to post between 30% and 45% of its assets as collateral under the swap agreements.

The Fund expects to use Cowen Financial Products LLC as its initial swap counterparty. Cowen Financial Products LLC is a conditionally registered swap dealer and is required to file certain reports from time to time with the Securities and Exchange Commission. Cowen Financial Products LLC is an indirect subsidiary of Toronto Dominion Bank, a Canadian company whose shares are listed for trade on the New York Stock Exchange (NYSE) under the symbol “TD.” Debts of Cowen Financial Products LLC as it may relate to the Fund are not guaranteed by its parent company.

Options:

Depending on market conditions, market liquidity and operational constraints, the Fund may either buy deep in-the-money call option contracts, or simultaneously buy an at-the-money call option contract and sell an at-the-money put option contract (a strategy generally referred to as synthetic forward). All option contracts bought and sold will be against the Underlying Stock. The Fund will pay the premium for each call option contract bought and receive the premium for each put option sold. The Fund’s participation in potential changes in the price of the Underlying Stock is based on the price of the Underlying Stock at the time the Fund buys the call and sells the put option contracts, the strike price of the call (put) option contract and the Underlying Stock price at the time of the contract’s expiration. The maturity of the option contract bought and sold may vary from 1-week to 1-month.

As part of the Fund’s strategy, the Fund may buy a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts that are based on the value of the price returns of the Underlying Stock. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Stock) the option at a specified exercise price.

An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration. The Fund may use either European or American style options.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties.

The Fund has adopted a policy to have at least 80% of its investment exposure to financial instruments with economic characteristics that should have 2 times the performance of the Underlying Stock.

Due to the Fund’s investment exposure to the Underlying Stock, the Fund’s investment exposure is concentrated in the capital market services industry.

Riot Platforms, Inc. operates as a bitcoin mining company in North America. The company operates through three segments: bitcoin mining, data center hosting, and Engineering. It also provides co-location services for institutional-scale bitcoin mining companies; critical infrastructure and workforce for institutional-scale miners to deploy and operate their miners; operation of data centers; and maintenance/management of computing capacity. Riot Platforms, Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Riot Platforms, Inc. pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 333-281454 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Riot Platforms, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Stock over the same period. The Fund will lose money if the Underlying Stock’s performance is flat over time, and as a result of daily rebalancing, the Underlying Stock volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Stock’s performance increases over a period longer than a single day.

THE FUND, THE GRANITESHARES ETF TRUST, AND GRANITESHARES ADVISORS LLC ARE NOT AFFILIATED WITH THE UNDERLYING STOCK.

This prospectus relates only to the Fund shares offered hereby and is not a prospectus for the common stock or other securities of Riot Platforms, Inc. The common stock of Riot Platforms, Inc. (RIOT) is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Riot Platforms, Inc. pursuant to the Exchange Act can be located at the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Riot Platforms, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

Additional Information on Bitcoin

Bitcoin is a digital asset that is created and transmitted through the operations of the online, peer-to-peer Bitcoin network, a decentralized network of computers that operates on cryptographic protocols. The ownership of bitcoin is determined by participants in the Bitcoin network. The Bitcoin network connects computers that run publicly accessible, or “open source,” software that follows the rules and procedures governing the Bitcoin network. This is commonly referred to as the Bitcoin Protocol. Bitcoin, the asset, plays a key role in the operation of the Bitcoin network, as the computers (or “miners”) that process transactions on the network and maintain the network’s security are compensated through the issuance of new bitcoin and through transaction fees paid by users in bitcoin.

No single entity owns or operates the Bitcoin network. Bitcoin is not issued by any government, by banks or similar organizations. The infrastructure of the Bitcoin network is collectively maintained by a decentralized user base. The Bitcoin network is accessed through software, and software governs the creation, movement, and ownership of “bitcoin,” the unit of account on the Bitcoin network ledger. The value of bitcoin is determined, in part, by the supply of, and demand for, bitcoin in the global markets for trading bitcoin, market expectations for the adoption of bitcoin as a decentralized store of value, the number of merchants and/or institutions that accept bitcoin as a form of payment and the volume of private end-user-to-end-user transactions.

Bitcoin transaction and ownership records are reflected on the “Bitcoin blockchain,” which is a digital public record or ledger. Copies of this ledger are stored in a decentralized manner on the computers of each Bitcoin network node (a node is any user who maintains on their computer a full copy of all the bitcoin transaction records, the blockchain, as well as related software). Transaction data is permanently recorded in files called “blocks,” which reflect transactions that have been recorded and authenticated by Bitcoin network participants. The Bitcoin network software source code includes protocols that govern the creation of new bitcoin and the cryptographic system that secures and verifies bitcoin transactions.

GraniteShares 2x Long HOOD Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange traded fund that attempts to replicate 2 times (200%) the daily percentage change of the Underlying Stock by entering into financial instruments such as swaps and options on the Underlying Stock as well as directly purchasing the Underlying Stock. At the end of each trading day, the notional exposure against the Underlying Stock obtained through the combination of these instruments will be approximately 200% of the Fund’s net asset value. The Fund aims to generate 2 times the daily performance of the Underlying Stock in a single day. A “single day” is defined as being calculated “from the close of regular trading on one trading day to the close on the next trading day.”

The Fund will aim to primarily obtain its notional exposure against the Underlying Stock through swap agreements. In case the Fund faces restriction in increasing its swap notional exposure, it may use option contracts on the Underlying Stock or buy the Underlying Stock directly.

Swaps:

The Fund may enter into one or more swap agreements with major financial institutions for a specified period ranging from a day to more than one year whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the Underlying Stock. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the Underlying Stock.

The Fund is expected to post between 30% and 45% of its assets as collateral under the swap agreements.

The Fund expects to use Cowen Financial Products LLC as its initial swap counterparty. Cowen Financial Products LLC is a conditionally registered swap dealer and is required to file certain reports from time to time with the Securities and Exchange Commission. Cowen Financial Products LLC is an indirect subsidiary of Toronto Dominion Bank, a Canadian company whose shares are listed for trade on the New York Stock Exchange (NYSE) under the symbol “TD.” Debts of Cowen Financial Products LLC as it may relate to the Fund are not guaranteed by its parent company.

Options:

Depending on market conditions, market liquidity and operational constraints, the Fund may either buy deep in-the-money call option contracts, or simultaneously buy an at-the-money call option contract and sell an at-the-money put option contract (a strategy generally referred to as synthetic forward). All option contracts bought and sold will be against the Underlying Stock. The Fund will pay the premium for each call option contract bought and receive the premium for each put option sold. The Fund’s participation in potential changes in the price of the Underlying Stock is based on the price of the Underlying Stock at the time the Fund buys the call and sells the put option contracts, the strike price of the call (put) option contract and the Underlying Stock price at the time of the contract’s expiration. The maturity of the option contract bought and sold may vary from 1-week to 1-month.

As part of the Fund’s strategy, the Fund may buy a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts that are based on the value of the price returns of the Underlying Stock. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Stock) the option at a specified exercise price.

An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration. The Fund may use either European or American style options.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties.

The Fund has adopted a policy to have at least 80% of its investment exposure to financial instruments with economic characteristics that should have 2 times the performance of the Underlying Stock.

Due to the Fund’s investment exposure to the Underlying Stock, the Fund’s investment exposure is concentrated in the investment banking and brokerage industry.

Robinhood Markets, Inc. provides financial services platform for everyone, regardless of their wealth, income, or background. Robinhood Markets, Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Robinhood Markets, Inc. pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 333-258474 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Robinhood Markets, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Stock over the same period. The Fund will lose money if the Underlying Stock’s performance is flat over time, and as a result of daily rebalancing, the Underlying Stock volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Stock’s performance increases over a period longer than a single day.

THE FUND, THE GRANITESHARES ETF TRUST, AND GRANITESHARES ADVISORS LLC ARE NOT AFFILIATED WITH THE UNDERLYING STOCK.

This prospectus relates only to the Fund shares offered hereby and is not a prospectus for the common stock or other securities of Robinhood Markets, Inc. The common stock of Robinhood Markets, Inc. (HOOD) is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Robinhood Markets, Inc. pursuant to the Exchange Act can be located at the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Robinhood Markets, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

GraniteShares 2x Long NOW Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange traded fund that attempts to replicate 2 times (200%) the daily percentage change of the Underlying Stock by entering into financial instruments such as swaps and options Underlying Stock as well as directly purchasing the Underlying Stock. At the end of each trading day, the notional exposure against the Underlying Stock obtained through the combination of these instruments will be approximately 200% of the Fund’s net asset value. The Fund aims to generate 2 times the daily performance of the Underlying Stock for a single day. A “single day” is defined as being calculated “from the close of regular trading on one trading day to the close on the next trading day.”

The Fund will aim to primarily obtain its notional exposure against the Underlying Stock through swap agreements. In case the Fund faces restriction in increasing its swap notional exposure, it may use option contracts on the Underlying Stock or buy the Underlying Stock directly.

Swaps:

The Fund may enter into one or more swap agreements with major financial institutions for a specified period ranging from a day to more than one year whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the Underlying Stock. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the Underlying Stock.

The Fund is expected to post between 30% and 45% of its assets as collateral under the swap agreements.

The Fund expects to use Cowen Financial Products LLC as its initial swap counterparty. Cowen Financial Products LLC is a conditionally registered swap dealer and is required to file certain reports from time to time with the Securities and Exchange Commission. Cowen Financial Products LLC is an indirect subsidiary of Toronto Dominion Bank, a Canadian company whose shares are listed for trade on the New York Stock Exchange (NYSE) under the symbol “TD.” Debts of Cowen Financial Products LLC as it may relate to the Fund are not guaranteed by its parent company.

Options:

Depending on market conditions, market liquidity and operational constraints, the Fund may either buy deep in-the-money call option contracts, or simultaneously buy an at-the-money call option contract and sell an at-the-money put option contract (a strategy generally referred to as synthetic forward). All option contracts bought and sold will be against the Underlying Stock. The Fund will pay the premium for each call option contract bought and receive the premium for each put option sold. The Fund’s participation in potential changes in the price of the Underlying Stock is based on the price of the Underlying Stock at the time the Fund buys the call and sells put option contracts, the strike price of the call (put) option contract and the Underlying Stock price at the time of the contract’s expiration. The maturity of the option contract bought and sold may vary from 1-week to 1-month.

As part of the Fund’s strategy, the Fund may buy a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts that are based on the value of the price returns of the Underlying Stock. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Stock) the option at a specified exercise price.

An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration. The Fund may use either European or American style options.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties.

The Fund has adopted a policy to have at least 80% of its investment exposure to financial instruments with economic characteristics that should have 2 times the performance of the Underlying Stock.

Due to the Fund’s investment exposure to the Underlying Stock, the Fund’s investment exposure is concentrated in the computer software industry.

ServiceNow, Inc. is a digital workflow company. Its intelligent platform, the Now Platform, is a cloud-based solution with embedded artificial intelligence and machine learning capabilities that helps global enterprises across industries, universities and governments unify and digitize their workflows. ServiceNow, Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by ServiceNow, Inc. pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 333-255587 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding ServiceNow, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Stock over the same period. The Fund will lose money if the Underlying Stock’s performance is flat over time, and as a result of daily rebalancing, the Underlying Stock volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Stock’s performance increases over a period longer than a single day.

THE FUND, THE GRANITESHARES ETF TRUST, AND GRANITESHARES ADVISORS LLC ARE NOT AFFILIATED WITH THE UNDERLYING STOCK.

This prospectus relates only to the Fund shares offered hereby and is not a prospectus for the common stock or other securities of ServiceNow, Inc. The common stock of ServiceNow, Inc. (NOW) is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by ServiceNow, Inc. pursuant to the Exchange Act can be located at the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding ServiceNow, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

GraniteShares 2x Long SNOW Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange traded fund that attempts to replicate 2 times (200%) the daily percentage change of the Underlying Stock by entering into financial instruments such as swaps and options on the Underlying Stock as well as directly purchasing Underlying Stock. At the end of each trading day, the notional exposure against the Underlying Stock obtained through the combination of these instruments will be approximately 200% of the Fund’s net asset value. The Fund aims to generate 2 times the daily performance of the Underlying Stock in a single day. A “single day” is defined as being calculated “from the close of regular trading on one trading day to the close on the next trading day.”

The Fund will aim to primarily obtain its notional exposure against the Underlying Stock through swap agreements. In case the Fund faces restriction in increasing its swap notional exposure, it may use option contracts on the Underlying Stock or buy the Underlying Stock directly.

Swaps:

The Fund may enter into one or more swap agreements with major financial institutions for a specified period ranging from a day to more than one year whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the Underling Stock. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the Underlying Stock.

The Fund is expected to post between 30% and 45% of its assets as collateral under the swap agreements.

The Fund expects to use Cowen Financial Products LLC as its initial swap counterparty. Cowen Financial Products LLC is a conditionally registered swap dealer and is required to file certain reports from time to time with the Securities and Exchange Commission. Cowen Financial Products LLC is an indirect subsidiary of Toronto Dominion Bank, a Canadian company whose shares are listed for trade on the New York Stock Exchange (NYSE) under the symbol “TD.” Debts of Cowen Financial Products LLC as it may relate to the Fund are not guaranteed by its parent company.

Options:

Depending on market conditions, market liquidity and operational constraints, the Fund may either buy deep in-the-money call option contracts, or simultaneously buy an at-the-money call option contract and sell an at-the-money put option contract (a strategy generally referred to as synthetic forward). All option contracts bought and sold will be against the Underlying Stock. The Fund will pay the premium for each call option contract bought and receive the premium for each put option sold. The Fund’s participation in potential changes in the price of the Underlying Stock is based on the price of the Underlying Stock at the time the Fund buys the call and sells the put option contracts, the strike price of the call (put) option contract and the Underlying Stock price at the time of the contract’s expiration. The maturity of the option contract bought and sold may vary from 1-week to 1-month.

As part of the Fund’s strategy, the Fund may buy a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts that are based on the value of the price returns of the Underlying Stock. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Stock) the option at a specified exercise price.

An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration. The Fund may use either European or American style options.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties.

The Fund has adopted a policy to have at least 80% of its investment exposure to financial instruments with economic characteristics that should have 2 times the performance of the Underlying Stock.

Due to the Fund’s investment exposure to the Underlying Stock, the Fund’s investment exposure is concentrated in the computer software industry.

Snowflake Inc. is a data cloud and artificial intelligence company. Snowflake Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Snowflake Inc. pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 333-248280 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Snowflake Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Stock over the same period. The Fund will lose money if the Underlying Stock’s performance is flat over time, and as a result of daily rebalancing, the Underlying Stock volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Stock’s performance increases over a period longer than a single day.

THE FUND, THE GRANITESHARES ETF TRUST, AND GRANITESHARES ADVISORS LLC ARE NOT AFFILIATED WITH THE UNDERLYING STOCK.

This prospectus relates only to the Fund shares offered hereby and is not a prospectus for the common stock or other securities of Snowflake Inc. The common stock of Snowflake Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Snowflake Inc. pursuant to the Exchange Act can be located at the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Snowflake Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

GraniteShares 2x Long VRT Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange traded fund that attempts to replicate 2 times (200%) daily percentage change of the Underlying Stock by entering into financial instruments such as swaps and options on the Underlying Stock as well as directly purchasing the Underlying Stock. At the end of each trading day, the notional exposure against the Underlying Stock obtained through the combination of these instruments will be approximately 200% of the Fund’s net asset value. The Fund aims to generate 2 times the daily performance of the Underlying Stock in a single day. A “single day” is defined as being calculated “from the close of regular trading on one trading day to the close on the next trading day.”

The Fund will aim to primarily obtain its notional exposure against the Underlying Stock through swap agreements. In case the Fund faces restriction in increasing its swap notional exposure, it may use option contracts on the Underlying Stock or buy the Underlying Stock directly.

Swaps:

The Fund may enter into one or more swap agreements with major financial institutions for a specified period ranging from a day to more than one year whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the Underlying Stock. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the Underlying Stock.

The Fund is expected to post between 30% and 45% of its assets as collateral under the swap agreements.

The Fund expects to use Cowen Financial Products LLC as its initial swap counterparty. Cowen Financial Products LLC is a conditionally registered swap dealer and is required to file certain reports from time to time with the Securities and Exchange Commission. Cowen Financial Products LLC is an indirect subsidiary of Toronto Dominion Bank, a Canadian company whose shares are listed for trade on the New York Stock Exchange (NYSE) under the symbol “TD.” Debts of Cowen Financial Products LLC as it may relate to the Fund are not guaranteed by its parent company.

Options:

Depending on market conditions, market liquidity and operational constraints, the Fund may either buy deep in-the-money call option contracts, or simultaneously buy an at-the-money call option contract and sell an at-the-money put option contract (a strategy generally referred to as synthetic forward). All option contracts bought and sold will be against the Underlying Stock. The Fund will pay the premium for each call option contract bought and receive the premium for each put option sold. The Fund’s participation in potential changes in the price of the Underlying Stock is based on the price of the Underlying Stock at the time the Fund buys the call and sells the put option contracts, the strike price of the call (put) option contract and the Underlying Stock price at the time of the contract’s expiration. The maturity of the option contract bought and sold may vary from 1-week to 1-month.

As part of the Fund’s strategy, the Fund may buy a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts that are based on the value of the price returns of the Underlying Stock. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Stock) the option at a specified exercise price.

An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration. The Fund may use either European or American style options.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties.

The Fund has adopted a policy to have at least 80% of its investment exposure to financial instruments with economic characteristics that should have 2 times the performance of the Underlying Stock.

Due to the Fund’s investment exposure to the Underlying Stock, the Fund’s investment exposure is concentrated in the industrial machinery industry.

Vertiv Holdings Co. offers digital infrastructure technologies and deployable customized solutions to meet the specific business requirements and needs of a diverse group of customers. Vertiv Holdings Co. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Vertiv Holdings Co. pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 333-261268 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Vertiv Holdings Co. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Stock over the same period. The Fund will lose money if the Underlying Stock’s performance is flat over time, and as a result of daily rebalancing, the Underlying Stock volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Stock’s performance increases over a period longer than a single day.

THE FUND, THE GRANITESHARES ETF TRUST, AND GRANITESHARES ADVISORS LLC ARE NOT AFFILIATED WITH THE UNDERLYING STOCK.

This prospectus relates only to the Fund shares offered hereby and is not a prospectus for the common stock or other securities of Vertiv Holdings Co. The common stock of Vertiv Holdings Co. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Vertiv Holdings Co. pursuant to the Exchange Act can be located at the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Vertiv Holdings Co. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.